Inverse NASDAQ-100 2x Strategy Fund Expense Example - Class A and Class C [Member] - Inverse NASDAQ-100 2x Strategy Fund	Mar. 31, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 388
Expense Example, with Redemption, 3 Years	903
Expense Example, with Redemption, 5 Years	1,544
Expense Example, with Redemption, 10 Years	3,264
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	1,118
Expense Example, with Redemption, 5 Years	1,585
Expense Example, with Redemption, 10 Years	$ 2,871